IMPAIRMENT ON PREPAYMENT FOR EQUIPMENT AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Impairment on Prepayment for Equipment and Other Assets

	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	RMB	US$
				(Note 3)
Impairment on prepayment for equipment and other assets	11,813,313	3,555,845	—	—

Total	11,813,313	3,555,845	—	—